Schedule of Investments (unaudited)
March 31, 2025
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 113.3%
Communication Services — 12.2%
Diversified Telecommunication Services — 3.7%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	690,000	$505,704 (a)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	820,000	240,878 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	310,000	246,078 (a)
British Telecommunications PLC, Senior Notes	5.125%	12/4/28	500,000	507,515
British Telecommunications PLC, Senior Notes	3.250%	11/8/29	500,000	468,586 (a)
Orange SA, Junior Subordinated Notes (2.375% to 4/15/25 then EUR 5 year Swap Rate + 2.359%)	2.375%	4/15/25	100,000 EUR	108,065 (b)(c)(d)
Orange SA, Senior Notes	9.000%	3/1/31	600,000	725,287 (e)
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,670,000	1,630,730 (e)
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	500,000	423,256
Total Diversified Telecommunication Services				4,856,099
Entertainment — 1.1%
Netflix Inc., Senior Notes	6.375%	5/15/29	310,000	331,892
Walt Disney Co., Senior Notes	2.650%	1/13/31	1,280,000	1,156,678 (e)
Total Entertainment				1,488,570
Interactive Media & Services — 0.4%
Snap Inc., Senior Notes	6.875%	3/1/33	580,000	580,481 (a)
Media — 4.5%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	350,000	363,057 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	480,000	456,636 (e)
Comcast Corp., Senior Notes	7.050%	3/15/33	1,000,000	1,130,933 (e)
Comcast Corp., Senior Notes	4.200%	8/15/34	920,000	859,773 (e)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	10,000	9,700 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,271,800	1,337,492 (e)
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	675,705	613,958 (f)
Fox Corp., Senior Notes	3.500%	4/8/30	500,000	471,765
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	720,000	660,723 (e)
Total Media				5,904,037
Wireless Telecommunication Services — 2.5%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	550,000	532,345 (a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	200,000	143,452 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	740,000	537,543 (a)(e)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	420,000	448,523 (e)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	30,000	36,096 (e)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	1,140,000	1,055,278 (e)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	500,000 GBP	550,527 (a)
Total Wireless Telecommunication Services				3,303,764

Total Communication Services				16,132,951
Consumer Discretionary — 16.9%
Automobile Components — 1.2%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	250,000	234,310 (a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	440,000	427,797 (e)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	150,000	129,325
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	300,000	$303,120 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	270,000	267,252 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	280,000	269,804 (a)
Total Automobile Components				1,631,608
Automobiles — 4.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,700,000	1,401,775 (e)
General Motors Co., Senior Notes	6.125%	10/1/25	82,000	82,422
General Motors Co., Senior Notes	4.200%	10/1/27	750,000	738,032 (e)
General Motors Co., Senior Notes	6.600%	4/1/36	140,000	144,618 (e)
Mercedes-Benz Finance North America LLC, Senior Notes	8.500%	1/18/31	1,000,000	1,178,482 (e)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	600,000	570,278 (a)(e)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,030,000	983,651 (a)(e)
Volkswagen Group of America Finance LLC, Senior Notes	1.250%	11/24/25	400,000	390,909 (a)
Total Automobiles				5,490,167
Broadline Retail — 1.5%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	700,000	610,420 (e)
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	1,050,000	1,130,769 (a)(e)
Prosus NV, Senior Notes	4.193%	1/19/32	300,000	273,582 (c)
Total Broadline Retail				2,014,771
Diversified Consumer Services — 0.1%
WW International Inc., Senior Secured Notes	4.500%	4/15/29	320,000	81,942 (a)
Hotels, Restaurants & Leisure — 7.7%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	600,000 EUR	645,942 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	500,000	498,365 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,210,000 EUR	1,157,307
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	990,000	979,281 (a)(e)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,310,000	1,233,220 (e)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	7.229%	7/16/35	540,000 GBP	603,376 (c)(d)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	130,000	135,569 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	490,000	484,364 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	140,000	147,357 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	700,000	698,226 (a)(e)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,150,000	1,146,242 (a)(e)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	720,000	717,478 (a)(e)
Sands China Ltd., Senior Notes	3.250%	8/8/31	1,340,000	1,161,873
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	620,000	573,438 (a)
Total Hotels, Restaurants & Leisure				10,182,038
Household Durables — 0.3%
Lennar Corp., Senior Notes	5.000%	6/15/27	430,000	432,922
Specialty Retail — 1.8%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	740,000	723,950 (a)(e)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000	168,671 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	190,000	131,385 (a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	290,000	266,543 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	400,000	401,244
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
Upbound Group Inc., Senior Notes	6.375%	2/15/29	700,000	$662,789 (a)(e)
Total Specialty Retail				2,354,582
Textiles, Apparel & Luxury Goods — 0.2%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	320,000	259,676 (a)

Total Consumer Discretionary				22,447,706
Consumer Staples — 2.5%
Beverages — 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	1,540,000	1,485,970
Food Products — 0.6%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Senior Notes	3.750%	12/1/31	500,000	457,753
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	340,000	321,221 (e)
Total Food Products				778,974
Tobacco — 0.8%
Altria Group Inc., Senior Notes	2.450%	2/4/32	1,000,000	844,110 (e)
Reynolds American Inc., Senior Notes	5.850%	8/15/45	260,000	248,353
Total Tobacco				1,092,463

Total Consumer Staples				3,357,407
Energy — 20.4%
Energy Equipment & Services — 0.8%
Halliburton Co., Senior Notes	4.850%	11/15/35	750,000	719,735 (e)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	280,000	280,015 (a)
Total Energy Equipment & Services				999,750
Oil, Gas & Consumable Fuels — 19.6%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	570,000	602,831
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	500,000	469,139
Continental Resources Inc., Senior Notes	4.375%	1/15/28	210,000	205,875
Continental Resources Inc., Senior Notes	4.900%	6/1/44	250,000	202,939
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	290,000	287,102 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	600,000	560,401
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	400,000	378,509
Ecopetrol SA, Senior Notes	5.875%	5/28/45	390,000	274,218
Ecopetrol SA, Senior Notes	5.875%	11/2/51	2,400,000	1,623,483
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	550,000	544,649 (b)(d)
EOG Resources Inc., Senior Notes	3.150%	4/1/25	1,250,000	1,250,000 (e)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	213,000	206,489 (a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	280,000	302,729 (a)
EQT Corp., Senior Notes	3.900%	10/1/27	784,000	770,181 (e)
EQT Corp., Senior Notes	5.000%	1/15/29	1,260,000	1,268,744 (e)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	280,000	287,224 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,120,000	949,488 (a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	190,000	217,439
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	1,500,000	1,406,949 (e)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.052%	9/30/29	190,270	187,416 (a)(d)(g)(h)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	490,000	554,188 (a)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	250,000	$247,532
ONEOK Inc., Senior Notes	5.550%	11/1/26	500,000	506,777
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	330,000	328,954 (a)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	906,993 (e)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	670,000	503,919 (a)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	360,000	226,455
Range Resources Corp., Senior Notes	4.875%	5/15/25	190,000	189,908
Range Resources Corp., Senior Notes	8.250%	1/15/29	300,000	308,823
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	350,000	353,593 (a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,850,000	1,859,100 (e)
Southern Natural Gas Co. LLC, Senior Notes	4.800%	3/15/47	800,000	676,048 (a)(e)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	250,000	251,089
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	20,458
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	3.250%	8/15/30	350,000	306,431 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,018,113 (e)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	600,000	593,137 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	2,050,000	1,947,047 (a)(b)(d)(e)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	240,000	255,050 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	900,000	859,341 (e)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	100,000	85,922
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	1,680,000	1,433,134 (i)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	443,000	493,881
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	46,926
Total Oil, Gas & Consumable Fuels				25,968,624

Total Energy				26,968,374
Financials — 23.0%
Banks — 12.6%
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,500,000	1,495,649 (e)
Bank of Nova Scotia, Senior Notes	2.450%	2/2/32	600,000	514,661 (e)
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	250,000	250,119 (b)(d)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	1,000,000	1,003,440 (e)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	610,000	612,768 (a)(b)(d)(e)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	900,000	899,383 (b)(d)(e)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	800,000	787,370 (e)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,078,229 (e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,080,000	1,099,448 (a)(b)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	400,000	398,362 (b)(d)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. Term SOFR + 1.872%)	3.973%	5/22/30	1,130,000	1,087,886 (d)(e)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	700,000	$797,569 (d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,260,000	1,263,738 (a)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	500,000	456,118 (e)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	500,000	502,946 (b)(d)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	1,496,976 (e)
PNC Financial Services Group Inc., Senior Notes	2.550%	1/22/30	750,000	679,471 (e)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	750,000	751,228 (d)(e)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,000,000	864,543 (a)(e)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	700,000	714,957 (d)(e)
Total Banks				16,754,861
Capital Markets — 5.7%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	2,000,000	1,774,998 (b)(d)(e)
Credit Suisse AG AT1 Claim	—	—	2,560,000	0 *(g)(h)(j)
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	2,400,000	2,317,342 (d)(i)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	500,000	482,685 (a)(e)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	500,000	453,184 (d)
UBS AG, Senior Notes	7.500%	2/15/28	400,000	430,837 (e)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	680,000	681,504 (b)(c)(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 8/10/30 then USD 5 year SOFR ICE Swap Rate + 3.077%)	7.000%	2/10/30	340,000	335,692 (a)(b)(d)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	220,000	216,946 (a)(b)(d)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	770,000	825,319 (a)(d)(e)
Total Capital Markets				7,518,507
Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	2,500,000	2,158,811 (i)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	100,000 GBP	137,374 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	790,000	812,132 (a)(e)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	380,000	390,740 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	400,000	350,916 (a)
Total Financial Services				3,849,973
Insurance — 1.5%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	390,000	384,749 (a)
Marsh & McLennan Cos. Inc., Senior Notes	5.000%	3/15/35	1,000,000	989,982 (e)
MetLife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000	662,521
Total Insurance				2,037,252
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	350,000	359,240 (a)

Total Financials				30,519,833
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 14.3%
Biotechnology — 1.7%
AbbVie Inc., Senior Notes	5.050%	3/15/34	500,000	$503,720
Amgen Inc., Senior Notes	5.150%	3/2/28	700,000	712,705 (e)
Amgen Inc., Senior Notes	2.450%	2/21/30	400,000	361,167
Gilead Sciences Inc., Senior Notes	1.200%	10/1/27	750,000	695,388 (e)
Total Biotechnology				2,272,980
Health Care Equipment & Supplies — 0.4%
Solventum Corp., Senior Notes	5.600%	3/23/34	500,000	507,046
Health Care Providers & Services — 7.9%
Centene Corp., Senior Notes	3.375%	2/15/30	2,440,000	2,208,717 (e)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	940,000	927,235 (a)(e)
Cigna Group, Senior Notes	2.400%	3/15/30	1,000,000	896,709 (e)
CVS Health Corp., Senior Notes	3.250%	8/15/29	500,000	467,042
CVS Health Corp., Senior Notes	3.750%	4/1/30	1,000,000	944,051 (e)
CVS Health Corp., Senior Notes	5.250%	2/21/33	400,000	395,083
CVS Pass-Through Trust	5.789%	1/10/26	41,959	41,995 (a)
CVS Pass-Through Trust	7.507%	1/10/32	229,707	244,873 (a)(e)
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	130,565	132,175
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	157,599	158,807 (e)
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	192,506	197,893 (e)
Elevance Health Inc., Senior Notes	4.100%	5/15/32	750,000	711,326 (e)
HCA Inc., Senior Notes	4.500%	2/15/27	1,000,000	996,937 (e)
HCA Inc., Senior Notes	3.500%	9/1/30	1,000,000	927,638 (e)
Humana Inc., Senior Notes	5.875%	3/1/33	400,000	409,122
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	480,000	488,583 (a)
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	320,000	282,777
Total Health Care Providers & Services				10,430,963
Pharmaceuticals — 4.3%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	870,000	865,609 (a)(k)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	860,000	818,148 (a)(e)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	100,000	66,922 (a)
Johnson & Johnson, Senior Notes	0.550%	9/1/25	1,000,000	984,747 (e)
Par Pharmaceutical Inc., Escrow	—	—	330,000	0 *(a)(g)(h)(j)
Pfizer Inc., Senior Notes	3.000%	12/15/26	500,000	490,097 (e)
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	1,800,000	1,781,030 (e)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	646,000	631,741
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	200,000	144,754
Total Pharmaceuticals				5,783,048

Total Health Care				18,994,037
Industrials — 10.4%
Aerospace & Defense — 2.1%
Avolon Holdings Funding Ltd., Senior Notes	3.250%	2/15/27	1,090,000	1,057,181 (a)(e)
Avolon Holdings Funding Ltd., Senior Notes	2.750%	2/21/28	1,000,000	940,461 (a)(e)
Boeing Co., Senior Notes	3.200%	3/1/29	500,000	469,659 (e)
Bombardier Inc., Senior Notes	7.500%	2/1/29	310,000	318,190 (a)
Total Aerospace & Defense				2,785,491
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Building Products — 0.1%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	170,000	$169,881 (a)
Commercial Services & Supplies — 2.0%
CoreCivic Inc., Senior Notes	8.250%	4/15/29	860,000	911,446 (e)
GEO Group Inc., Senior Notes	10.250%	4/15/31	460,000	500,398
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	340,000	357,489
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	190,000	196,092 (a)
RB Global Holdings Inc., Senior Notes	7.750%	3/15/31	610,000	639,156 (a)(e)
Total Commercial Services & Supplies				2,604,581
Construction & Engineering — 0.5%
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	540,000	595,154 (a)
Ground Transportation — 0.4%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	660,000	590,925 (a)
Machinery — 0.5%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	500,000 EUR	475,069 (c)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	210,000	207,975
Total Machinery				683,044
Passenger Airlines — 3.1%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,720,000	1,747,213 (a)(e)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	260,000	264,711 (e)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,490,000	1,492,048 (a)(i)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/6/30	409,909	365,332 (a)(f)
United Airlines Pass-Through Trust	4.875%	1/15/26	257,280	256,899 (e)
Total Passenger Airlines				4,126,203
Trading Companies & Distributors — 1.7%
Air Lease Corp., Senior Notes	3.375%	7/1/25	1,100,000	1,096,507 (e)
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	1,230,000	1,045,952 (a)(e)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	80,000	79,780
Total Trading Companies & Distributors				2,222,239

Total Industrials				13,777,518
Information Technology — 3.2%
Communications Equipment — 1.5%
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	370,000	381,440 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	1,350,000	1,232,522 (a)(e)
Viasat Inc., Senior Notes	7.500%	5/30/31	450,000	340,368 (a)
Total Communications Equipment				1,954,330
Electronic Equipment, Instruments & Components — 0.2%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	210,000	216,724 (a)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	120,000	120,952 (a)
Total Electronic Equipment, Instruments & Components				337,676
IT Services — 0.5%
Amentum Holdings Inc., Senior Notes	7.250%	8/1/32	320,000	315,124 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	300,000	302,621 (a)
Total IT Services				617,745
Semiconductors & Semiconductor Equipment — 0.4%
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	500,000	518,209 (a)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — 0.6%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	460,000	$468,213 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	280,000	279,427 (a)
Total Software				747,640

Total Information Technology				4,175,600
Materials — 7.8%
Chemicals — 2.0%
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	350,000	241,308 (c)
Celanese US Holdings LLC, Senior Notes	6.750%	4/15/33	780,000	757,927 (e)
OCP SA, Senior Notes	6.750%	5/2/34	1,220,000	1,255,418 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	350,000	338,544 (a)
Total Chemicals				2,593,197
Containers & Packaging — 0.0%††
Pactiv LLC, Senior Notes	7.950%	12/15/25	50,000	50,946
Metals & Mining — 4.4%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	430,000	469,680 (i)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	330,000	347,456 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,570,000	2,607,281 (a)
Freeport Indonesia PT, Senior Notes	5.315%	4/14/32	450,000	441,822 (a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	220,000	220,275
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	580,000	544,338
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	210,000	210,483
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	940,000	1,022,319
Total Metals & Mining				5,863,654
Paper & Forest Products — 1.4%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	950,000	962,267 (a)(e)
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	1,000,000	903,284 (e)
Total Paper & Forest Products				1,865,551

Total Materials				10,373,348
Real Estate — 0.3%
Diversified REITs — 0.2%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	230,000	234,475 (a)
Hotel & Resort REITs — 0.1%
Service Properties Trust, Senior Notes	8.875%	6/15/32	220,000	217,978

Total Real Estate				452,453
Utilities — 2.3%
Electric Utilities — 1.6%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	140,000	140,199 (a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.050%	3/1/35	500,000	496,632
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	400,000	340,964 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	700,000	758,960
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	300,000	314,440 (a)
Total Electric Utilities				2,051,195
Independent Power and Renewable Electricity Producers — 0.7%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	330,000	340,035 (a)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Independent Power and Renewable Electricity Producers — continued
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	639,414	$623,860 (a)(e)
Total Independent Power and Renewable Electricity Producers				963,895

Total Utilities				3,015,090
Total Corporate Bonds & Notes (Cost — $146,433,831)				150,214,317
Senior Loans — 8.1%
Communication Services — 1.0%
Interactive Media & Services — 1.0%
X Corp., Term Loan B1 (3 mo. Term SOFR + 6.650%)	10.949%	10/26/29	518,673	516,080 (d)(l)(m)
X Corp., Term Loan B3	9.500%	10/26/29	780,000	801,173 (l)(m)
Total Interactive Media & Services				1,317,253
Media — 0.0%††
Getty Images Inc., Dollar Term Loan B1	11.250%	2/21/30	60,000	59,775 (h)(l)(m)

Total Communication Services				1,377,028
Consumer Discretionary — 1.8%
Diversified Consumer Services — 0.1%
WW International Inc., Initial Term Loan (3 mo. Term SOFR + 3.762%)	8.052%	4/13/28	200,000	51,800 (d)(l)(m)
Hotels, Restaurants & Leisure — 1.7%
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.250%)	6.563%	2/6/31	374,734	372,861 (d)(l)(m)
Flutter Entertainment Public Ltd. Co., 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	6.049%	11/30/30	691,250	689,397 (d)(l)(m)
Scientific Games International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.566%	4/14/29	1,230,666	1,229,220 (d)(l)(m)
Total Hotels, Restaurants & Leisure				2,291,478

Total Consumer Discretionary				2,343,278
Financials — 3.4%
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	8.325%	3/12/29	119,101	118,782 (d)(l)(m)
Financial Services — 2.7%
Boost Newco Borrower LLC, Term Loan B2 (3 mo. Term SOFR + 2.000%)	6.299%	1/31/31	1,147,125	1,141,034 (d)(l)(m)
Citadel Securities LP, 2024 Term Loan Facility (1 mo. Term SOFR + 2.000%)	6.325%	10/31/31	2,205,262	2,205,549 (d)(l)(m)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.825%	7/31/31	248,752	247,602 (d)(l)(m)
Total Financial Services				3,594,185
Insurance — 0.4%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	8.425%	8/19/28	493,671	489,317 (d)(l)(m)
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Starwood Property Mortgage LLC, Term Loan B (1 mo. Term SOFR + 2.250%)	6.575%	11/18/27	345,612	345,612 (d)(h)(l)(m)

Total Financials				4,547,896
Industrials — 0.7%
Passenger Airlines — 0.7%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.043%	10/20/27	219,237	221,745 (d)(l)(m)
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.000%)	6.297%	2/22/31	722,799	722,153 (d)(l)(m)

Total Industrials				943,898
Information Technology — 1.2%
Electronic Equipment, Instruments & Components — 0.5%
Coherent Corp., Term Loan B2 (1 mo. Term SOFR + 2.000%)	6.325%	7/2/29	616,816	616,751 (d)(l)(m)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — 0.3%
MKS Instruments Inc., 2025 Dollar Term Loan B1 (1 mo. Term SOFR + 2.000%)	6.319%	8/17/29	452,835	$452,978 (d)(l)(m)
Software — 0.4%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.325%	10/16/26	305,664	298,060 (d)(l)(m)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	8.791%	7/1/31	199,500	193,619 (d)(l)(m)
Total Software				491,679

Total Information Technology				1,561,408
Total Senior Loans (Cost — $10,874,043)				10,773,508
Asset-Backed Securities — 7.1%
AGL CLO Ltd., 2021-11A E (3 mo. Term SOFR + 6.622%)	10.924%	4/15/34	350,000	352,166 (a)(d)
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. Term SOFR + 1.014%)	5.335%	7/25/46	425,982	92,415 (a)(d)
AMMC CLO Ltd., 2021-24A ER (3 mo. Term SOFR + 6.500%)	10.793%	1/20/35	320,000	318,589 (a)(d)
AMMC CLO Ltd., 2022-27A DR (3 mo. Term SOFR + 2.700%)	7.025%	1/20/37	150,000	150,369 (a)(d)
Apex Credit CLO Ltd., 2019-2A ERR (3 mo. Term SOFR + 7.670%)	11.983%	1/25/38	420,000	428,164 (a)(d)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	9.467%	1/20/38	270,000	271,383 (a)(d)
Ares CLO Ltd., 2017-44A CR (3 mo. Term SOFR + 3.662%)	7.964%	4/15/34	180,000	180,606 (a)(d)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	7.390%	10/23/34	380,000	381,925 (a)(d)
Balboa Bay Loan Funding Ltd., 2020-1A ERR (3 mo. Term SOFR + 7.150%)	11.443%	10/20/35	440,000	440,628 (a)(d)
Bayview Financial Asset Trust, 2007-SR1A M4 (1 mo. Term SOFR + 1.614%)	5.935%	3/25/37	27,062	27,243 (a)(d)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	10.252%	7/15/37	390,000	394,887 (a)(d)
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.893%	1/25/38	400,000	383,886 (a)(d)
GoldenTree Loan Management US CLO Ltd., 2020-8A ERR (3 mo. Term SOFR + 5.750%)	10.043%	10/20/34	410,000	411,986 (a)(d)
Golub Capital Partners CLO Ltd., 2024-77A E (3 mo. Term SOFR + 4.850%)	9.146%	1/25/38	680,000	678,255 (a)(d)
GSAMP Trust, 2003-SEA2 A1	4.421%	7/25/33	313,122	307,763
HalseyPoint CLO Ltd., 2019-1A FR (3 mo. Term SOFR + 10.730%)	15.023%	10/20/37	500,000	497,999 (a)(d)
Indymac Manufactured Housing Contract Pass-Through Certificates, 1997-1 A5	6.970%	2/25/28	6,460	6,429
Morgan Stanley ABS Capital Inc. Trust, 2003-SD1 A1 (1 mo. Term SOFR + 1.114%)	5.435%	3/25/33	3,902	3,805 (d)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	8.492%	4/15/34	180,000	181,530 (a)(d)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	7.552%	10/15/37	340,000	340,000 (a)(d)
Obra CLO Ltd., 2024-1A E (3 mo. Term SOFR + 6.750%)	11.173%	1/20/38	390,000	397,697 (a)(d)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.633%	1/20/38	480,000	484,030 (a)(d)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	11.251%	1/20/38	170,000	171,508 (a)(d)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.769%	4/17/37	310,000	302,838 (a)(d)
Octagon Investment Partners Ltd., 2020-1A ER2 (3 mo. Term SOFR + 6.000%)	10.285%	1/22/38	500,000	502,422 (a)(d)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.143%	7/19/37	150,000	151,635 (a)(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	6.289%	4/15/37	207,621	194,107 (d)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	7.243%	7/20/37	110,000	111,112 (a)(d)
TCW CLO Ltd., 2020-1A DR3 (3 mo. Term SOFR + 3.400%)	7.693%	4/20/34	550,000	548,334 (a)(d)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	8.593%	4/18/37	110,000	111,922 (a)(d)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	6.993%	1/20/38	490,000	494,780 (a)(d)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	8.793%	4/20/37	100,000	101,999 (a)(d)

Total Asset-Backed Securities (Cost — $9,467,089)				9,422,412
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Sovereign Bonds — 6.4%
Angola — 0.3%

Angolan Government International Bond, Senior Notes	8.000%	11/26/29	400,000	$355,594 (a)
Argentina — 0.7%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	39,055	30,365
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	441,119	285,073 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	560,000	545,440 (a)
Total Argentina				860,878
Colombia — 1.0%

Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,750,000	1,363,862
Dominican Republic — 0.3%

Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	380,000	345,876 (a)
Indonesia — 1.4%
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	300,000	295,924 (a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,670,000	1,624,031 (e)
Total Indonesia				1,919,955
Mexico — 1.5%
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	500,000	485,469
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	360,000	303,769
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,750,000	1,252,212
Total Mexico				2,041,450
Panama — 0.8%

Panama Government International Bond, Senior Notes	4.500%	5/15/47	1,650,000	1,090,238
Saudi Arabia — 0.4%
Saudi Government International Bond, Senior Notes	4.000%	4/17/25	500,000	499,926 (a)

Total Sovereign Bonds (Cost — $8,573,489)				8,477,779
Collateralized Mortgage Obligations(n) — 5.7%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	7.449%	9/15/34	220,000	211,238 (a)(d)
Bear Stearns ALT-A Trust, 2004-3 A1 (1 mo. Term SOFR + 0.754%)	5.075%	4/25/34	23,918	23,590 (d)
CHL Mortgage Pass-Through Trust, 2005-7 1A1 (1 mo. Term SOFR + 0.384%)	4.975%	3/25/35	128,563	119,376 (d)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	250,000	200,127 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	440,000	405,359 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 E	4.387%	9/15/48	500,000	390,209 (a)(d)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.362%	8/15/48	410,000	363,198 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	7.340%	12/25/50	310,000	333,980 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA7 B2 (30 Day Average SOFR + 7.800%)	12.140%	11/25/41	450,000	483,226 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M2 (30 Day Average SOFR + 3.750%)	8.090%	2/25/42	910,000	941,624 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA6 M2 (30 Day Average SOFR + 5.750%)	10.090%	9/25/42	1,000,000	1,089,890 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	7.040%	7/25/43	560,000	575,831 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M2 (30 Day Average SOFR + 1.800%)	6.140%	2/25/44	520,000	521,743 (a)(d)
Federal National Mortgage Association (FNMA), 2004-W15 1A2	6.500%	8/25/44	35,002	36,396
GS Mortgage Securities Corp. II, 2024-70P E	8.367%	3/10/41	270,000	279,475 (a)(d)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(n) — continued
Impac CMB Trust, 2004-10 2A (1 mo. Term SOFR + 0.754%)	5.075%	3/25/35	41,296	$38,138 (d)
Impac CMB Trust, 2005-2 2A2 (1 mo. Term SOFR + 0.914%)	5.235%	4/25/35	7,086	6,868 (d)
MAFI II Remic Trust, 1998-BI B1	5.035%	11/20/24	68,528	59,079 (d)
MERIT Securities Corp., 2011-PA B3 (1 mo. USD LIBOR + 2.250%)	7.210%	9/28/32	338,516	319,725 (a)(d)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.572%	12/15/48	410,000	374,084 (d)
Morgan Stanley Capital I Trust, 2016-BNK2 B	3.485%	11/15/49	430,000	370,719
Prime Mortgage Trust, 2005-2 2XB, IO	1.743%	10/25/32	726,883	38,535 (d)
Prime Mortgage Trust, 2005-5 1X, IO	1.108%	7/25/34	895,815	23,939 (d)
RAMP Trust, 2005-SL2 APO, STRIPS, PO	0.000%	2/25/32	1,472	1,286
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. Term SOFR + 1.108%)	5.540%	6/20/33	2,013	1,964 (d)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	6.009%	3/25/33	17,763	17,302 (d)
UBS Commercial Mortgage Trust, 2018-C15 C	5.139%	12/15/51	285,000	263,786 (d)

Total Collateralized Mortgage Obligations (Cost — $7,185,708)				7,490,687
U.S. Government & Agency Obligations — 2.2%
U.S. Government Obligations — 2.2%
U.S. Treasury Notes (Cost — $2,863,369)	3.625%	8/31/29	2,910,000	2,874,023
			Shares
Preferred Stocks — 0.6%
Financials — 0.6%
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%)	6.125%		17,121	432,476 (d)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		5,224	117,645 (d)
MFA Financial Inc., Non Voting Shares (6.500% to 3/31/25 then 3 mo. USD LIBOR + 5.345%)	6.500%		9,538	236,542 (d)

Total Preferred Stocks (Cost — $785,025)				786,663
		Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.4%
Communication Services — 0.4%
Media — 0.4%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK) (Cost — $480,902)	3.875%	11/30/30	434,935	486,556 (f)
			Shares
Common Stocks — 0.1%
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Endo Inc.			1,978	47,472 *

Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC			5,707	79,893 *(g)(h)

Total Common Stocks (Cost — $147,582)				127,365
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $8,421)		5/28/28	8,795	$1,059 *
Total Investments before Short-Term Investments (Cost — $186,819,459)				190,654,369
	Rate		Shares
Short-Term Investments — 4.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $5,723,664)	4.315%		5,723,664	5,723,664 (o)(p)
Total Investments — 148.2% (Cost — $192,543,123)				196,378,033
Liabilities in Excess of Other Assets — (48.2)%				(63,824,808)
Total Net Assets — 100.0%				$132,553,225

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(g)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(j)	Value is less than $1.
(k)	Securities traded on a when-issued or delayed delivery basis.
(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)	Rate shown is one-day yield as of the end of the reporting period.
(p)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2025, the total market value of investments in Affiliated Companies was $5,723,664 and the cost was $5,723,664 (Note 2).

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Premier Bond Fund
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At March 31, 2025, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	4.720%	3/25/2025	5/1/2025	$1,456,394	Corporate Bonds & Notes	$1,535,507
Deutsche Bank AG	4.720%	3/25/2025	6/25/2025	4,333,535	Corporate Bonds & Notes	4,607,628
Royal Bank of Canada	4.750%	1/30/2025	4/30/2025	1,413,300	Corporate Bonds & Notes	1,447,834
				$7,203,229		$7,590,969

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
At March 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	641,033	GBP	519,960	BNP Paribas SA	4/16/25	$(30,600)
GBP	181,018	USD	224,846	Citibank N.A.	4/16/25	8,976
USD	1,350,343	EUR	1,305,285	Morgan Stanley & Co. Inc.	4/16/25	(62,270)
Net unrealized depreciation on open forward foreign currency contracts						$(83,894)

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
At March 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.44 Index	$1,410,000	6/20/30	5.000% quarterly	$72,701	$83,511	$(10,810)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

 Western Asset Premier Bond Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002. The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Premier Bond Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$26,780,958	$187,416	$26,968,374
Financials	—	30,519,833	0 *	30,519,833
Health Care	—	18,994,037	0 *	18,994,037
Other Corporate Bonds & Notes	—	73,732,073	—	73,732,073
Senior Loans:
Communication Services	—	1,317,253	59,775	1,377,028
Financials	—	4,202,284	345,612	4,547,896
Other Senior Loans	—	4,848,584	—	4,848,584
Asset-Backed Securities	—	9,422,412	—	9,422,412
Sovereign Bonds	—	8,477,779	—	8,477,779
Collateralized Mortgage Obligations	—	7,490,687	—	7,490,687
U.S. Government & Agency Obligations	—	2,874,023	—	2,874,023
Preferred Stocks	$786,663	—	—	786,663
Convertible Bonds & Notes	—	486,556	—	486,556
Common Stocks:
Health Care	47,472	—	—	47,472
Industrials	—	—	79,893	79,893
Warrants	—	1,059	—	1,059
Total Long-Term Investments	834,135	189,147,538	672,696	190,654,369
Short-Term Investments†	5,723,664	—	—	5,723,664
Total Investments	$6,557,799	$189,147,538	$672,696	$196,378,033
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$8,976	—	$8,976
Total	$6,557,799	$189,156,514	$672,696	$196,387,009

Western Asset Premier Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$92,870	—	$92,870
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	10,810	—	10,810
Total	—	$103,680	—	$103,680

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,219,515	$16,894,055	16,894,055	$13,389,906	13,389,906

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$23,519	—	$5,723,664

Western Asset Premier Bond Fund 2025 Quarterly Report